Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Majority investor, ownership percentage	51.00%
Oncacare
Related Party Transaction [Line Items]
Ownership Percentage	49.00%
DS Biopharma Limited | Subsidiaries
Related Party Transaction [Line Items]
Revenue earned from related parties	$ 2	$ 30
Amounts due from related parties	12	12
Afimmune Limited | Subsidiaries
Related Party Transaction [Line Items]
Revenue earned from related parties	235	551
Amounts due from related parties	263	197
Corvus Pharmaceuticals | Subsidiaries
Related Party Transaction [Line Items]
Revenue earned from related parties	428
Amounts due from related parties	231
Oncacare
Related Party Transaction [Line Items]
Expenses incurred from related party transactions	451	465
Loan granted tp related party		$ 10,000
Related party, loan interest rate		1.60%
Interest receivable, related party loans	183
Oncacare | Subsidiaries
Related Party Transaction [Line Items]
Amounts due from related parties	$ 715	$ 264